Investment in joint venture (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2015 INR (₨)
Investment in joint venture
Investment in joint venture by Group		₨ 0	₨ 3,000	₨ 7,800
Summarized statement of financial position
Current assets, including cash and cash equivalents INR 4,614 (March 31, 2017: INR 1,134)	$ 135,933				₨ 8,850,558		₨ 7,618,294
Non-current assets	42,486				2,766,229		1,956,139
Current liabilities	(165,243)				(10,758,804)		(5,831,475)
Non-current liabilities	(16,637)				(1,083,262)		(553,389)
Equity	3,461			(441,058)	225,279		(3,189,569)	₨ (734,958)
Cash and cash equivalents	37,860			389,664	2,465,073	$ 23,539	1,532,629	₨ 221,024
Summarized statement of profit or loss
Revenue	188,121	12,248,513	9,356,813	8,345,234
Finance cost	(2,351)	(153,056)	(149,863)	(111,973)
Loss before taxes	(61,360)	(3,995,089)	(5,895,976)	(1,236,787)
Income tax expense	(874)	(56,887)	(40,987)	(6,515)
Loss for the year	(62,234)	(4,051,976)	(5,936,963)	(1,243,302)
Group's share of loss for the year	$ (162)	(10,559)	(9,441)	(11,802)
Depreciation		₨ 104,550	₨ 64,894	51,374
Adventure and Nature Network Pvt. Ltd
Investment in joint venture
Equity interest in joint venture (as a percent)	50.00%	50.00%	50.00%
Summarized statement of financial position
Current assets, including cash and cash equivalents INR 4,614 (March 31, 2017: INR 1,134)					6,686		2,406
Non-current assets					314		294
Current liabilities					(41,973)		(16,650)
Non-current liabilities					(227)		(130)
Equity					(35,200)		(14,080)
Group's carrying amount of the investment					(17,600)		(7,040)
Transferred to other current liabilities					17,600		7,040
Net carrying amount of investment					0		0
Cash and cash equivalents					₨ 4,614		₨ 1,134
Summarized statement of profit or loss
Revenue		₨ 12,181	₨ 5,491	1,870
Administrative expenses, including depreciation INR 173 (March 31, 2017: INR 3,401 and March 31, 2016: INR 6,162)		(33,215)	(24,359)	(25,464)
Finance cost		(84)	(13)	(11)
Loss before taxes		(21,118)	(18,881)	(23,605)
Loss for the year		(21,118)	(18,881)	(23,605)
Group's share of loss for the year		(10,559)	(9,441)	(11,802)
Depreciation		₨ 173	₨ 3,401	₨ 6,162